NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Additional Information (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Feb. 28, 2025 USD ($)	Jul. 27, 2023 USD ($)	Aug. 30, 2022 USD ($)	May 12, 2022 USD ($) $ / shares shares	Apr. 28, 2022 $ / shares shares	Dec. 09, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 28, 2022 $ / shares
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate							12.00%	10.00%
Issuance of note receivable							$ 7,557	$ 696
Notes payable							58,259	65,816
Payment through unsecured convertible debenture notes (in shares) | shares					20,005
Fair value of the derivative instruments							$ 883	193
Subsequent event | Senior Secured Credit Facility
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate	8.75%
Issuance of note receivable	$ 40,600
Notes payable	$ 50,000
Credit Agreement, Initial Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Loan amount						$ 50,000
Monthly installment period that will equal to 1.25% pe annum of the original principal						24 months
Annual principal payment						1.25%
Percentage of proceeds of sale of assets to prepay outstanding principal amount							100.00%
Deposited interest reserve in escrow account							$ 3,000	$ 3,000
Term loan payable maturing in November 30, 2026, bearing interest at 12 percent and 10 percent, respectively, per annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						5.25%	10.00%	10.00%
Term loan payable maturing in November 30, 2026, bearing interest at 12 percent and 10 percent, respectively, per annum | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						10.00%
Term loan payable maturing in November 30, 2026, bearing interest at 12 percent and 10 percent, respectively, per annum | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						12.00%
Line of Credit
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Liquidity covenant							$ 10,000
Series A Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes payable							11,900
Payment through unsecured convertible debenture notes (in shares) | shares					12,003
Number of days VWAP of equity shares					10 days								10 days
Number of trading days prior to the date for equity shares					5 days
Redemption price per share (in Canadian dollars per share) | $ / shares													$ 4.08
Series B Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes payable							4,100
Payment through unsecured convertible debenture notes (in shares) | shares					8,002
Number of days VWAP of equity shares					10 days								10 days
Number of trading days prior to the date for equity shares					5 days
Threshold closing price for conversion into shares (in dollars per share) | $ / shares					$ 10.00
Threshold consecutive trading days considered for closing price					20 days
Conversion price (in dollars per share) | $ / shares					$ 10.00
Change in the fair value of derivative asset							(690)	$ 28
Amend the Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt instrument covenant minimum cumulative EBITDA								20,000		$ 22,500	$ 20,000	$ 20,000
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Accrued interest rate					8.00%								8.00%
Notes payable							$ 16,006	$ 16,006
Number of days VWAP of equity shares					10 days								10 days
Number of trading days prior to the date for equity shares					5 days
Fixed exchange rate					1.27								1.27
Term Loan, Due November 2026, 12.00 Percent
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate							12.00%	12.00%
Line of Credit
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds						$ 100,000
Aggregate principal amount							2.00%
Other expense		$ 1,000
Incremental Term Loan | Amendments to the Senior Secured Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds				$ 110,000
Loan amount				$ 10,000
Accrued interest rate				10.00%
Percentage of fee on the outstanding principal amount				1.00%
Warrants issued (in shares) | shares				175,000
Warrant exercise price (in dollar per share) | $ / shares				$ 11.50
Debt discount recorded									$ 89
Issuance of note receivable			$ 10,000						10,000
Gain (loss) on extinguishment of debt			$ (500)						$ 600